Advances for Vessels and Drillships under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at beginning of year	$ 1,027,889	$ 2,072,699
Advances for vessels/drillships under construction and related costs	524,511	2,632,660
Advances forfeited due to cancellation of vessels under construction	(19,939)	0	0
Vessels/drillships delivered	(330,654)	(3,677,470)
Balance at end of year	$ 1,201,807	$ 1,027,889	$ 2,072,699